SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION

South Korean
Won per USD
Exchange rate as of December 31, 2023	1,294.46

	South Korean Won per USD
	Three Months ended	Nine Months ended
	December 31, 2023	December 31, 2023
Average exchange rate as of December 31, 2023	1,320.54	1,316.52

	South Korean Won per 1 USD
	2023	2022
Exchange rate as of March 31st	1,302.31	1,212.99
Average exchange rate for the fiscal year then ended	1,309.20	1,167.39